Tax Payable (Details) - Schedule of Tax Payable - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Tax Payable [Abstract]
Income tax payable	$ 861,948	$ 2,362,810
Other payables	150,155	373,335
Total	$ 1,012,103	$ 2,736,145